Prepaid expenses and deposits (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid expenses and deposits
Schedule Of Prepaid Expenses And Deposits
	December 31,	December 31,
	2023	2022

Prepaid expenses	$53,673	$36,157
Deposit	-	-
	53,673	36,157